Leases Payable and Related Obligations	12 Months Ended
Jun. 30, 2023
Leases Payable and Related Obligations [Abstract]
Leases payable and related obligations
15.	Leases payable and related obligations

	2023	2022
Current
Leases - IFRS 16	55,502	18,581
	55,502	18,581
Non-current
Costs with restoring of sugarcane fields – Parceria IV	108,566	111,717
Leases - IFRS 16	153,265	118,853
	261,831	230,570

	317,333	249,151

Changes in financial leases during the year ended June 30, 2023 and 2022 are as follows:

	2022	Interest	Exchange variation	Adjustment	Payments	New contracts	2023
Costs with restoring of sugarcane fields – Parceria IV	111,717	-	-	(3,151)	-	-	108,566
Leases – IFRS 16	137,434	23,750	(868)	(35)	(29,646)	78,132	208,767
	249,151	23,750	(868)	(3,186)	(29,646)	78,132	317,333

	2021	Exchange variation	Adjustment	Payments	New contracts	2022
Costs with restoring of sugarcane fields – Parceria IV	97,223	-	14,494	-	-	111,717
Leases – IFRS 16	101,772	658	1,777	(30,720)	63,947	137,434
	198,995	658	16,271	(30,720)	63,947	249,151

As of June 30, 2023, the Company’s main lease contracts relate to agricultural partnership and land lease operations, as well as other less relevant contracts that involve leases of machinery, vehicles and properties.

The Company has an agricultural partnership agreement for the planting of sugarcane (Parceria IV) covering 15,000 arable hectares, which establishes an obligation of recovering the sugarcane field upon delivery of the agreement. The term of the agreement is 15 years and may be extended for the same period.

Changes in lease liabilities occur upon effective payment of the lease as well as periodic restatement by variation in the soybean or sugarcane price and adjustment to present value. The impacts from adjustment to present value are recognized under financial income (loss), net in the income statement.

As of June 30, 2023, the Company and its subsidiaries held the following lease agreements with third parties:

Description	Location	Currency	Lease liabilities
Fazenda Avarandado (Parceria II)	Ribeiro Gonçalves - PI	R$	3,843
Fazenda ETH (Parceria III)	Alto Taquari - MT	R$	20,543
Fazenda Agro-Serra (Parceria IV)	São Raimundo de Mangabeira - MA	R$	108,566
Fazenda Xingu (Parceria V)	Região do Xingu - MT	R$	61,420
Fazenda Regalito (Parceria V)	Região do Xingu - MT	R$	58,001
Fazenda Serra Grande II (Parceria VII)	Baixa Grande do Ribeiro - PI	R$	24,399
Fazenda Unagro (Parceria VlII)	Santa Cruz - Bolívia	R$	9,120
Fazenda São Domingos (Parceria IX)	Comodoro - MT	R$	25,374
Vehicle lease	N.A.	R$	2,828
Services with identified assets	N.A.	R$	1,816
Land - Other	N.A.	R$	757
Lease of vehicles and office in Paraguay	Asunción - Paraguay	R$	666
		R$	317,333

The above lease liabilities are discounted to present value using an incremental borrowing rate that ranges from 6.56% to 16.76%.

The lease agreements with third parties of the Company are indexed to the price of the soybean bag in the region where each unit is located, except for Parceria III and Headquarters, where the price is determined via Consecana (Council of Sugarcane, Sugar and Ethanol Producers) and fixed payments, respectively. For the cases where payments are indexed to the soybean bag, future minimum payments are estimated and paid in number of soybean bags and translated into local currency using the soybean price of each region, on the base date of first-time adoption of IFRS 16 and adjusted to the current price at time of payment. Meanwhile, payments indexed to Consecana are determined in tons of sugarcane and translated into local currency based on the Consecana price in effect at the time.

With regard to the lease agreements of third parties:

(i)	they contain no contingent payment clause;

(ii)	the lease agreements of Avarandado and Regalito Farms (Parcerias II and V) are, for the most part, indexed to the variation in the soybean bag price, and, in the case of Avarandado Farm (Parceria II), there is a clause for adjustment of payment for yield bonus;

(iii)	there are no restrictions imposed, such as those related to dividends and interest on equity, additional debt or any other that requires additional disclosure.

The future minimum lease payments of the aforementioned leases are detailed below:

1 year	55,502
2 years	56,976
3 years	52,615
4 years	34,653
5 years	27,624
Above 5 years	89,963
317,333